Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2017
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
REX GOLD HEDGED S&P 500 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: REX Gold Hedged S&P 500 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The REX Gold Hedged S&P 500 ETF (the “Fund”) seeks to outperform the total return performance of the S&P 500 Dynamic Gold Hedged Index by actively hedging the returns of the S&P 500® Index using gold futures.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The Management Fee shown above is net of this waiver arrangement. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund's Board of Trustees. This agreement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period April 4, 2016 (commencement of operations) through March 31, 2017, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any Fund fees waived or expenses reimbursed by the Adviser are reflected in the 1 Year amount only. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective of outperforming the S&P 500 Dynamic Gold Hedged Index (the “Benchmark”) by providing exposure to a gold-hedged U.S. large-cap portfolio using a quantitative, rules-based strategy. The Fund will invest primarily in (i) large-cap U.S. stocks; (ii) gold futures, (iii) ETFs or exchange-traded notes (“ETNs”) that provide exposure to gold, and (iv) futures that provide exposure to the S&P 500® Index. The Fund will also invest in fixed income instruments such as Treasury securities and other high-quality, short duration fixed income instruments, money market instruments, cash and cash equivalents to provide liquidity and collateralize its futures contracts. The Fund may invest in ETFs and exchange-traded closed-end funds (“Underlying Funds”) that provide exposure to large-cap U.S. stocks. Under normal circumstances, the Fund seeks to achieve a similar level of volatility as that of the Benchmark, although there is no assurance it will do so.

The Benchmark measures the total return performance of a hypothetical portfolio consisting of securities that compose the S&P 500® Index, which measures the performance of the large-capitalization sector of the U.S. equity market, and a long position in gold futures contracts, the notional value of which is comparable to the value of the Benchmark’s equity component.

Because the Fund is actively managed, it is not obligated to invest in the instruments included in the Benchmark or to track the performance of the Benchmark or of any index. For example, the Fund may access its exposure to gold through futures contracts or other instruments that are not included in the Benchmark, if such exposure would be more advantageous to the Fund than exposure to instruments included in the Benchmark. While the Fund seeks to outperform the Benchmark, there can be no assurance that it will do so. The Fund’s sub-adviser, Vident Investment Advisory, LLC (the “Sub-Adviser”) continuously monitors the Fund’s holdings of equity securities, equities futures contracts, gold futures contracts or other commodity-linked instruments, and fixed income instruments in order to enhance performance while still providing approximately equal exposure to equity securities and gold futures contracts.

Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. Therefore, in order to maintain exposure to gold futures contracts, the Benchmark must periodically migrate out of gold futures contracts nearing expiration and into gold futures contracts that have longer remaining until expiration — a process referred to as “rolling.” The impact from this continuous process of selling expiring contracts and buying longer-dated contracts is called roll yield. The Benchmark rolls these futures contracts according to a predefined schedule, regardless of the liquidity or roll yield of the futures contract selected.

The Fund will look to minimize the impact of rolling futures contracts in a number of ways. For example, the Fund may roll positions in gold futures contracts before or after the scheduled roll dates for the Benchmark to the extent of favorable market prices and available liquidity. Additionally, the Fund may attempt to minimize roll costs (and maximize yields) by rolling into the gold futures contract with the largest positive or smallest negative roll yield. This strategy for taking long positions in and unwinding exposure to gold futures contracts may cause the Fund to have more or less exposure to gold futures contracts than the Benchmark. Additionally, the Fund is not obligated to rebalance its exposures at the same time that the Benchmark rebalances its exposures, and the Fund may rebalance more or less frequently than the Benchmark to ensure that the Fund’s exposure to equities remains comparable to the Fund’s exposure to the price of gold.

Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities of companies included in the S&P 500® Index or in instruments that have economic characteristics similar to those equity securities on the S&P 500® Index.

The Fund may hold futures contracts directly, but the Fund expects to gain exposure to futures contracts and commodity-linked instruments principally by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund’s taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) advised by the Adviser. The Fund’s investment in the Subsidiary is primarily intended to provide the Fund with exposure to the price of gold. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the commodities markets in a manner consistent with U.S. federal tax law requirements applicable to registered investment companies.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Benchmark concentrates in an industry or group of industries. As of the date of this Prospectus, the Benchmark was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Benchmark concentrates in an industry or group of industries. As of the date of this Prospectus, the Benchmark was not concentrated in any industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk. As an actively managed ETF, the Fund is subject to active management risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Commodity-Linked Investment Risk. The value of commodity-linked instruments is typically based upon the price movements of a commodity or an economic variable linked to such price movements. Therefore, the value of commodity-linked instruments may be affected by changes in overall economic conditions, in interest rates, or factors affecting a particular commodity or industry, such as production, weather and climate conditions, supply or demand, political and geo-political concerns, changes in international balance of payments and trade, currency devaluations and revaluations, market liquidity, and economic and regulatory developments.

Commodity Pool Risk. The Fund’s investments in futures contracts cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a Commodity Pool Operator (“CPO”), and the Fund is operated in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.

Counterparty Risk. The Fund is subject to the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Derivatives Risk. The Fund uses futures contracts, which are a type of derivative contract. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Futures Contracts Risk. Futures contracts are a type of derivative investment, and the Fund, through its investment in the Subsidiary, is subject to the risks of investment in derivatives. In addition, there may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Equity Risk. The prices of the equity instruments in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

ETN Risk. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN’s returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Gold Risk. Through its investments in financial instruments, the Fund has exposure to the gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the Shares of the Fund. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Industry and Sector Concentration Risk. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified. The Fund’s sector and industry exposure is expected to vary over time based on the composition of the Benchmark.

Interest Rate Risk. The value of the Fund’s fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

Investing in the United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund.

Large-Capitalization Risk. The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Liquidity Risk. The Fund invests in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Subsidiary Risk. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the subsidiary, will not have all of the protections offered to shareholders of registered investment companies.

Tax Risk. The Fund expects to gain exposure to commodity-linked instruments principally through the Subsidiary in a manner to ensure that it qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Failure to comply with the requirements to qualify as a RIC would have significant negative tax consequences to Fund shareholders, including the imposition of a higher tax rate on the Fund and taxes on its distributions to shareholders, which would ultimately affect a shareholder’s return on its investment in the Fund.

Trading Risk. Shares of the Fund may trade on the Exchange above or below their net asset value (“NAV”). The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Underlying Funds Risk. The Fund may invest in Underlying Funds, in which case the Fund’s performance will be directly related to the performance of those Underlying Funds. Through its positions in the Underlying Funds, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an Underlying Fund could decrease.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on April 4, 2016 and therefore does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on April 4, 2016 and therefore does not have a full calendar year of performance.
REX GOLD HEDGED S&P 500 ETF | REX GOLD HEDGED S&P 500 ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GHS
Management Fee	rr_ManagementFeesOverAssets	0.48%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
One Year	rr_ExpenseExampleYear01	$ 49
Three Years	rr_ExpenseExampleYear03	154
Five Years	rr_ExpenseExampleYear05	269
Ten Years	rr_ExpenseExampleYear10	$ 604

[1]	Exchange Traded Concepts, LLC (the "Adviser") has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. The Management Fee shown above is net of this waiver arrangement. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund's Board of Trustees. This agreement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed.